Long-Term Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Long-Term Borrowings [Abstract]
Schedule of Long Term Borrowings	For the six months ended June 30, 2024, the Group had repaid long-term borrowings of RMB100. The interest was payable on a monthly basis and the principal was due upon maturity, as follows:
Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2025-09-28	2,900	3.45%	Bank of China Limited Beijing Xuanwu Branch
Loan 2	2027-04-02	10,000	3.95%	China Construction Bank Corporation Beijing Chaoyang Branch
Total		12,900
The interest expenses were nil, RMB52 and RMB24 for the years ended December 31, 2021, 2022 and 2023 as follows:
Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2025-09-27	3,000	3.45%	Bank of China Limited Beijing Xuanwu Branch
Total		3,000